Restriction on Cash (Restricted Cash [Member])	12 Months Ended
Dec. 31, 2014
Restricted Cash [Member]
Restriction on Cash

NOTE 13 - RESTRICTION ON CASH

The subsidiary bank is required to maintain an average reserve balance with the Federal Reserve Bank or in cash on hand. The average required reserve balances for the years ended December 31, 2014 and 2013, were $2,849,000 and $6,058,000, respectively.